CAPITAL STOCK (Details - Minimum pre-Transaction price per share) - $ / shares	9 Months Ended		12 Months Ended
	Jul. 31, 2022		Oct. 31, 2021
$0.22
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation	$ 0.22	[1]	$ 0.22
Executive bonus shares issued	40,000,000	[2]	40,000,000
Non-executive board bonus shares issued	2,000,000	[3]	2,000,000
$0.34
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation	$ 0.34	[1]	$ 0.34
Executive bonus shares issued	60,000,000	[2]	60,000,000
Non-executive board bonus shares issued	3,000,000	[3]	3,000,000
$0.45
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation	$ 0.45	[1]	$ 0.45
Executive bonus shares issued	80,000,000	[2]	80,000,000
Non-executive board bonus shares issued	4,000,000	[3]	4,000,000
$0.54
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation	$ 0.54	[1]	$ 0.54
Executive bonus shares issued	100,000,000	[2]	100,000,000
Non-executive board bonus shares issued	5,000,000	[3]	5,000,000

[1]	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances
[2]	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro
[3]	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara